Summary of All Impaired Loans Have Specific Reserve (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	$ 57.8	$ 42.7
Associated allowance	(10.8)	(9.5)
Net carrying amount of impaired loans	47.0	33.2
Unpaid principal balance	57.8	42.7
Average recorded investment	56.7	58.3
Interest income recognized	5.1	2.0
Dealer wholesale financing
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	18.4	3.4
Associated allowance	(2.2)	(1.3)
Net carrying amount of impaired loans	16.2	2.1
Unpaid principal balance	18.4	3.4
Average recorded investment	14.4	7.8
Interest income recognized	0.4	0.1
Retail | Fleet
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	27.9	21.5
Associated allowance	(6.0)	(4.4)
Net carrying amount of impaired loans	21.9	17.1
Unpaid principal balance	27.9	21.5
Average recorded investment	28.7	31.7
Interest income recognized	2.7	1.7
Retail | Owner/Operator
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	11.5	17.8
Associated allowance	(2.6)	(3.8)
Net carrying amount of impaired loans	8.9	14.0
Unpaid principal balance	11.5	17.8
Average recorded investment	13.6	18.8
Interest income recognized	$ 2.0	$ 0.2